Investments (Tables)	12 Months Ended
Mar. 31, 2023
Summary of Allowances for Available for sale debt securities
Allowances for AFS debt securities as of March 31, 2022 are as follows:

	As of March 31, 2022
	Allowance for credit losses, beginning of the period		Write-offs		Addition / ( Deletion ) to allowance for credit losses		Allowance for credit losses, end of the period

	(In millions)
Credit substitutes	Rs.	2,915.1	Rs.	—	Rs.	(2,915.1)	Rs.	—
Other corporate/financial institution bonds		—		—		—		—

Total	Rs.	2,915.1	Rs.	—	Rs.	(2,915.1)	Rs.	—

Allowances for AFS debt
s
ecurities as of March 31, 2023 are as follows:

	As of March 31, 2023
	Allowance for credit losses, beginning of the period		Write-offs		Addition/(Deletion) to allowance for credit losses		Allowance for credit losses, end of the period

	(In millions)
Credit substitutes	Rs.	—	Rs.	—	Rs.	70.9	Rs.	70.9
Other corporate/financial institution bonds		—		—		—		—

Total	Rs.	—	Rs.	—	Rs.	70.9	Rs.	70.9

Total	US$	—	US$	—	US$	0.9	US$	0.9

Credit Substitutes
Available for Sale Securities Amortized Cost and Fair Value	The fair value of credit substitutes by type of instrument as of March 31, 2022 and March 31, 2023 were as follows:

	As of March 31,
	2022			2023
	Amortized Cost		Fair Value	Amortized Cost		Fair Value

	(In millions)
Available for sale credit substitute debt securities:
Debentures	Rs.	577,377.0	Rs.581,551.5	Rs.	510,880.4	Rs.	503,187.6
Preference shares		77.1	0.5		281.0		0.2
Commercial paper		1,468.2	1,468.2		—		—

Total	Rs.	578,922.3	Rs.583,020.2	Rs.	511,161.4	Rs.	503,187.8

				US$	6,219.3	US$	6,122.3

Held for Trading
Portfolio of Trading Securities or Held for Trading Securities Amortized Cost Fair Value
The portfolio of trading securities as of March 31, 2022 and March 31, 2023 was as follows:

	As of March 31, 2022
	Amortized Cost		Gross Unrealized Gains		Gross Unrealized Losses		Fair Value

	(In millions)
Government of India securities	Rs.	28,159.7	Rs.	57.7	Rs.	21.9	Rs.	28,195.5
Other corporate/financial institution securities		3,635.4		1.9		6.0		3,631.3

Total debt securities	Rs.	31,795.1	Rs.	59.6	Rs.	27.9	Rs.	31,826.8
Other securities (including mutual fund units)		21,933.5		128.2		689.0		21,372.7

Total	Rs.	53,728.6	Rs.	187.8	Rs.	716.9	Rs.	53,199.5

	As of March 31, 2023
	Amortized Cost		Gross Unrealized Gains		Gross Unrealized Losses		Fair Value

	(In millions)
Government of India securities	Rs.	106,952.3	Rs.	103.6	Rs.	23.2	Rs.	107,032.7
Other corporate/financial institution securities		20,361.5		19.0		2.5		20,378.0

Total debt securities	Rs.	127,313.8	Rs.	122.6	Rs.	25.7	Rs.	127,410.7
Other securities (including mutual fund units)		8,166.4		254.0		—		8,420.4

Total	Rs.	135,480.2	Rs.	376.6	Rs.	25.7	Rs.	135,831.1

Total	US$	1,648.4	US$	4.5	US$	0.3	US$	1,652.6

Available-for-Sale Debt Securities
Available for Sale Securities Amortized Cost and Fair Value
The portfolio of AFS debt securities as of March 31, 2022 and March 31, 2023 was as follows:

	As of March 31, 2022
	Amortized Cost		Gross Unrealized Gains		Gross Unrealized Losses		Fair Value

	(In millions)
Government of India securities	Rs.	3,226,917.6	Rs.	10,995.6	Rs.	42,946.3	Rs.	3,194,966.9
State government securities		429,146.8		4,395.9		5,865.9		427,676.8
Government securities outside India		2,279.2		—		3.4		2,275.8
Credit substitutes (see note 7)		578,922.3		5,381.4		1,283.5		583,020.2
Other corporate/financial institution bonds		36,689.5		179.8		163.5		36,705.8
Debt securities, other than asset and mortgage-backed securities		4,273,955.4		20,952.7		50,262.6		4,244,645.5

Mortgage-backed securities		24.2		—		1.3		22.9
Asset-backed securities		142,954.6		1,519.6		579.5		143,894.7

Total	Rs.	4,416,934.2	Rs.	22,472.3	Rs.	50,843.4	Rs.	4,388,563.1

Securities with gross unrealized losses							Rs.	1,791,389.0
Securities with gross unrealized gains								2,597,174.1

							Rs.	4,388,563.1

	As of March 31, 2023
	Amortized Cost		Gross Unrealized Gains		Gross Unrealized Losses		Fair Value

	(In millions)
Government of India securities	Rs.	3,860,431.8	Rs.	4,656.4	Rs.	80,344.5	Rs.	3,784,743.7
State government securities		428,980.9		1,322.5		15,604.8		414,698.6
Government securities outside India		819.0		—		21.8		797.2
Credit substitutes (see note 7)		511,161.4		505.4		8,479.0		503,187.8
Other corporate/financial institution bonds		27,521.4		13.4		571.3		26,963.5

Debt securities, other than asset and mortgage-backed securities		4,828,914.5		6,497.7		105,021.4		4,730,390.8
Mortgage-backed securities		19.3		—		1.8		17.5
Asset-backed securities		150,271.9		55.2		1,891.4		148,435.7

Total	Rs.	4,979,205.7	Rs.	6,552.9	Rs.	106,914.6	Rs.	4,878,844.0

Total	US$	60,581.7	US$	79.7	US$	1,300.8	US$	59,360.6

Securities with gross unrealized losses							Rs.	3,220,573.8
Securities with gross unrealized gains								1,658,270.2

							Rs.	4,878,844.0

							US$	59,360.6

Unrealized loss position investments
The below table presents the gross unrealized losses and the associated fair value of AFS debt securities and whether these securities have had gross unrealized losses for less than 12 months or 12 months or greater as of March 31, 2022:

	As of March 31, 2022
	Less Than 12 Months				12 Months or Greater				Total
	Fair Value		Unrealized Losses		Fair Value		Unrealized Losses		Fair Value		Unrealized Losses

					(In millions)
Government of India securities	Rs.	447,360.3	Rs.	7,893.5	Rs.	838,788.4	Rs.	35,052.8	Rs.	1,286,148.7	Rs.	42,946.3
State government securities		146,365.0		1,213.6		131,616.3		4,652.3		277,981.3		5,865.9
Government securities outside India		2,275.7		3.4		—		—		2,275.7		3.4
Credit substitutes (see note 7)		118,798.2		972.4		37,138.9		311.1		155,937.1		1,283.5
Other corporate/financial institution bonds		15,823.3		163.5		—		—		15,823.3		163.5

Debt securities, other than asset- and mortgage-backed securities		730,622.5		10,246.4		1,007,543.6		40,016.2		1,738,166.1		50,262.6
Mortgage-backed securities		23.0		1.3		—		—		23.0		1.3
Asset-backed securities		25,557.2		310.6		27,642.7		268.9		53,199.9		579.5
Other securities (including mutual fund units)		—		—		—		—		—		—

Total	Rs.	756,202.7	Rs.	10,558.3	Rs.	1,035,186.3	Rs.	40,285.1	Rs.	1,791,389.0	Rs.	50,843.4

The below table presents the gross unrealized losses and the associated fair value of AFS debt securities and whether these securities have had gross unrealized losses for less than 12 months or 12 months or greater as of March 31, 2023:

	As of March 31, 2023
	Less Than 12 Months				12 Months or Greater				Total
	Fair Value		Unrealized Losses		Fair Value		Unrealized Losses		Fair Value		Unrealized Losses

					(In millions)
Government of India securities	Rs.	1,038,004.8	Rs.	12,622.5	Rs.	1,266,775.4	Rs.	67,722.0	Rs.	2,304,780.2	Rs.	80,344.5
State government securities		75,707.7		1,923.6		270,099.2		13,681.2		345,806.9		15,604.8
Government securities outside India		797.2		21.8		—		—		797.2		21.8
Credit substitutes (see note 7)		254,023.6		3,771.0		152,702.6		4,708.0		406,726.2		8,479.0
Other corporate/financial institution bonds		21,596.9		443.0		4,205.1		128.3		25,802.0		571.3

Debt securities, other than asset- and mortgage-backed securities		1,390,130.2		18,781.9		1,693,782.3		86,239.5		3,083,912.5		105,021.4
Mortgage-backed securities		—		—		17.5		1.8		17.5		1.8
Asset-backed securities		110,545.7		1,077.3		26,098.1		814.1		136,643.8		1,891.4
Other securities (including mutual fund units)		—		—		—		—		—		—

Total	Rs.	1,500,675.9	Rs.	19,859.2	Rs.	1,719,897.9	Rs.	87,055.4	Rs.	3,220,573.8	Rs.	106,914.6

Total	US$	18,258.6	US$	241.6	US$	20,925.9	US$	1,059.2	US$	39,184.5	US$	1,300.8

Debt securities, other than asset and mortgage-backed securities | Available-for-Sale Debt Securities
Investments Classified by Contractual Maturity Date
The contractual residual maturity of AFS debt securities other than asset and mortgage-backed securities as of March 31, 2023 is set out below:

	As of March 31, 2023
	Amortized Cost		Fair Value		Fair Value

	(In millions)
Within one year	Rs.	1,092,231.4	Rs.	1,088,924.4	US$	13,248.8
Over one year through five years		1,398,521.5		1,373,721.5		16,714.0
Over five years through ten years		1,590,115.9		1,545,947.0		18,809.4
Over ten years		748,045.7		721,797.9		8,782.1

Total	Rs.	4,828,914.5	Rs.	4,730,390.8	US$	57,554.3

Asset and Mortgage Backed Securities | Available-for-Sale Debt Securities
Investments Classified by Contractual Maturity Date
The contractual residual maturity of AFS mortgage-backed and asset-backed debt securities as of March 31, 2023 is set out below:

	As of March 31, 2023
	Amortized Cost		Fair Value		Fair Value

	(In millions)
Within one year	Rs.	67,028.7	Rs.	66,150.7	US$	804.9
Over one year through five years		82,694.3		81,730.2		994.4
Over five years through ten years		471.2		474.5		5.8
Over ten years		97.0		97.8		1.2

Total	Rs.	150,291.2	Rs.	148,453.2	US$	1,806.3

Realized Investment Gains Losses Net
Gross realized gains and gross realized losses from sale of AFS debt securities and dividends and interest on such securities are set out below:

	Fiscal year ended March 31,
	2021		2022		2023		2023

	(In millions)
Gross realized gains on sale	Rs.	56,439.4	Rs.	18,604.5	Rs.	259.1	US$	3.2
Gross realized losses on sale		(514.2)		(1,858.7)		(979.4)		(12.0)

Realized gains/ (losses), net		55,925.2		16,745.8		(720.3)		(8.8)
Dividends and interest		226,690.9		240,943.0		304,566.7		3,705.6

Total	Rs.	282,616.1	Rs.	257,688.8	Rs.	303,846.4	US$	3,696.8